Washington Mutual Investors Fund

(photograph of rotunda)

Semi-Annual Report
October 31, 1995

(Logo)
The American Funds Group (R)

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND WERE CALCULATED WITHOUT A SALES CHARGE. ALL INVESTMENTS ARE SUBJECT TO CERTAIN RISKS. FOR EXAMPLE, THOSE WHICH INCLUDE COMMON STOCKS ARE AFFECTED BY FLUCTUATING STOCK PRICES SO YOU MAY GAIN OR LOSE MONEY BY INVESTING IN THE FUND. INVESTORS SHOULD MAINTAIN A LONG-TERM INVESTMENT PERSPECTIVE. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.

Washington Mutual Investors Fund / 1995 Semi-Annual Report

Fellow Shareholders:

     In our semi-annual report to you 12 months ago, we remarked that business activity appeared to be gathering strength and noted that the Federal Reserve was increasing interest rates to restrain inflation and prevent the economy from overheating. Since then, the picture has changed. While business generally has continued to expand, retail sales have slowed to such an extent that the Federal Reserve reversed course and reduced short-term interest rates in July.
     In this recent environment of falling interest rates, the stock market has gained ground in an impressive fashion. For the six months ended October 31, the unmanaged Standard & Poor's 500 Composite Index rose 14.4% with all distributions reinvested. Washington Mutual recorded a similar gain, rising 14.8% on a reinvested basis. About two-thirds of your Fund's investments posted increases during the period.
     The portfolio appearing in this report reflects ownership of 127 companies in 25 industries. On October 31 the largest industry positions as a percentage of net assets were Banking (16.0%), Health & Personal Care (12.9%), Telecommunications (12.4%), Energy Sources (8.1%), Electric & Gas Utilities (7.0%), Business & Public Services (5.2%) and Insurance (5.1%).
     Four new names have appeared in your Fund's portfolio since July 31:
Colgate-Palmolive, KeyCorp, PP & L Resources and SCANA. Meanwhile, six holdings were eliminated: Allegheny Power System, BellSouth, First Fidelity, PPG Industries, Wells Fargo and Winn-Dixie Stores.
     Since a vast majority of investments in Washington Mutual's portfolio have appreciated substantially, the portfolio changes deemed necessary by our investment adviser have resulted in larger than usual realized capital gains. Also, the steady flow of dividend increases by companies represented in the portfolio, which we have commented on in past reports, will result in the payment of an extra income dividend in calendar 1995. These gains and the extra dividend must be distributed prior to December 31st to avoid the payment of Federal excise tax. As you may recall, our regular quarterly dividend was increased in March.
     While the stock market has been rising, it also has shown considerable volatility from day to day, chiefly because of the well-publicized conflict between Congress and the President over deficit reduction. Interestingly, the dispute has not been about the goal of reduction, but over the means of achieving it. Although there undoubtedly will be further disputes, and bumps along the way, we believe the end result could be a significant lowering of the budget deficit. In the long run, that should have a positive influence on the economy and the market.
     Your questions and comments are always welcome.

Cordially,

(Signatures)

Stephen Hartwell       James H. Lemon, Jr.    Harry J. Lister
Chairman               Vice Chairman          President

December 13, 1995

Washington Mutual Investors Fund / 1995 Semi-Annual Report

Investment Portfolio
October 31, 1995<F1>

                                                                Market   Percent
                                                                 Value    of Net
Securities<F2>                                     Shares        (000)    Assets

ENERGY

Energy Sources (8.07%)
Amoco Corp.                                      3,570,000 $   228,034    1.34%
Ashland Inc.                                     2,500,000      79,063     .46
Atlantic Richfield Co.                             650,000      69,387     .41
Chevron Corp.                                    5,725,000     267,644    1.57
Exxon Corp.                                      2,625,000     200,484    1.18
Kerr-McGee Corp.                                 1,550,000      85,444     .50
Mobil Corp.                                      1,600,000     161,200     .95
Texaco Inc.                                      3,690,000     251,381    1.48
Unocal Corp.                                     1,165,000      30,581     .18
                                                             1,373,218    8.07

Utilities: Electric & Gas (7.00%)
American Electric Power Company, Inc.              700,000      26,687     .16
Atlantic Energy, Inc.                            1,650,000      31,969     .19
Brooklyn Union Gas Co.                             900,000     22,612      .13
Carolina Power & Light Co.                       3,007,000      98,479     .58
Central and South West Corp.                     2,850,000      76,238     .45
CINergy Corp.                                      700,000      19,863     .12
Consolidated Edison Co. of New York, Inc.        4,865,500    147,790      .87
Consolidated Natural Gas Co.                     1,154,900     43,886      .26
Detroit Edison Co.                               2,344,800     79,137      .46
Dominion Resources, Inc.                           595,000     23,651      .14
Duke Power Co.                                   1,600,000     71,600      .42
Houston Industries Inc.                          2,490,000    115,474      .68
Kansas City Power & Light Co.                    1,400,000     34,825      .20
Northeast Utilities                              1,600,000     39,600      .23
Pacific Gas and Electric Co.                     1,200,000     35,250      .21
PECO Energy Co.                                  2,200,000     64,350      .38
PP & L Resources Inc.                            4,656,000    104,760      .61
Public Service Enterprise Group Inc.             1,620,000     47,587      .28
Puget Sound Power & Light Co.                      810,000     18,428      .11
SCANA Corp.                                         55,000      1,396      .01
SCEcorp.                                         4,060,000     69,020      .40
Unicom Corp.                                       555,000     18,176      .11
                                                            1,190,778     7.00
Total Energy                                                2,563,996    15.07


MATERIALS

Building Materials & Components (.21%)
Masco Corp.                                      1,300,000     36,563      .21%

Chemicals (3.35%)
E.I. du Pont de Nemours and Co.                  5,487,000    342,252     2.01
Monsanto Co.                                     2,180,700    228,428     1.34
                                                              570,680     3.35

Forest Products & Paper (1.75%)
International Paper Co.                          6,700,000    247,900     1.46
Westvaco Corp.                                   1,801,350     49,987      .29
                                                              297,887     1.75
Total Materials                                               905,130     5.31

CAPITAL EQUIPMENT

Aerospace & Military Technology (2.65%)
Boeing Co.                                       1,750,000    114,844      .67
Raytheon Co.                                     3,238,800    141,293      .83
United Technologies Corp.                        2,198,100    195,081     1.15
                                                              451,218     2.65

Data Processing & Reproduction (1.77%)
Xerox Corp.                                      2,325,000    301,669     1.77

Electrical & Electronics (1.15%)
General Electric Co.                             3,100,000    196,075     1.15

Electronic Components (.19%)
Thomas & Betts Corp.                               510,000     32,959      .19

Industrial Components (1.39%)
Dana Corp.                                       2,040,000     52,275      .31
Eaton Corp.                                      1,250,000     64,062      .38
Johnson Controls, Inc.                           1,041,000     60,638      .36
TRW Inc.                                           890,000     58,518      .34
                                                              235,493     1.39
Total Capital Equipment                                     1,217,414     7.15


CONSUMER GOODS

Appliances & Household Durables (.31%)
Maytag Corp.                                     2,750,000     52,250      .31%

Beverages (.31%)
PepsiCo, Inc.                                    1,000,000     52,750      .31

Food & Household Products (2.77%)
Clorox Co.                                         400,000     28,700      .17
Colgate-Palmolive Co.                            1,850,000    128,113      .75
CPC International Inc.                           1,840,000    122,130      .72
General Mills, Inc.                              3,365,600    193,101     1.13
                                                              472,044     2.77

Health & Personal Care (12.90%)
American Home Products Corp.                     4,280,000    379,315     2.23
Bristol-Myers Squibb Co.                         3,675,000    280,219     1.65
Johnson & Johnson                                1,000,000     81,500      .48
Kimberly-Clark Corp.                             1,245,400     90,447      .53
Eli Lilly and Co.                                3,525,000    340,603     2.00
McKesson Corp.                                     750,000     35,812      .21
Merck & Co., Inc.                                6,050,000    347,875     2.04
Pfizer Inc.                                        510,600     29,296      .17
Schering-Plough Corp.                            1,100,000     58,988      .35
Tambrands Inc.                                   1,149,300     51,431      .30
Upjohn Co.                                       4,250,000    215,687     1.27
Warner-Lambert Co.                               3,332,100    283,645     1.67
                                                            2,194,818    12.90
Recreation & Other Consumer Products (.18%)
Eastman Kodak Co.                                  500,000     31,313      .18

Textiles & Apparel (.17%)
VF Corp.                                           600,000      28,725     .17
Total Consumer Goods                                         2,831,900   16.64

SERVICES

Broadcasting & Publishing (1.38%)
CBS Inc.                                           455,075      36,747     .22%
Dow Jones & Co., Inc.                              900,000      31,725     .19
Gannett Co., Inc.                                1,566,500      85,179     .50
McGraw-Hill, Inc.                                  250,000      20,469     .12
Times Mirror Co.                                   900,386      26,111     .15
Times Mirror Co., convertible preferred
  equity redemption cumulative stock, Series B   1,400,000     33,775      .20
                                                              234,006     1.38

Business & Public Services (5.10%)
Browning-Ferris Industries, Inc.                 1,950,000     56,794      .33
Deluxe Corp.                                     2,278,800     61,243      .36
Dun & Bradstreet Corp.                           6,138,000    366,745     2.15
Pitney Bowes Inc.                                5,375,000    234,484     1.38
WMX Technologies, Inc.                           5,300,000    149,063      .88
                                                              868,329     5.10

Merchandising (2.19%)
Melville Corp.                                   2,250,000     72,000      .42
J.C. Penney Co., Inc.                            3,000,000    126,375      .74
Wal-Mart Stores, Inc.                            5,200,000    112,450      .66
Walgreen Co.                                     2,200,000     62,700      .37
                                                              373,525     2.19

Telecommunications (12.35%)
ALLTEL Corp.                                     2,200,000     67,375      .40
Ameritech Corp.                                  4,825,000    260,550     1.53
AT&T Corp.                                       5,295,000    338,880     1.99
Bell Atlantic Corp.                              2,317,200    147,432      .87
GTE Corp.                                        3,850,000    158,812      .93
NYNEX Corp.                                      1,200,000     56,400      .33
Pacific Telesis Group                           14,165,000    430,262     2.53
SBC Communications Inc.                          1,410,000     78,784      .46
Sprint Corp.                                     3,710,000    142,835      .84
U S WEST, Inc.                                   8,835,000    420,767     2.47
                                                            2,102,097    12.35
Transportation: Rail (3.43%)
Conrail, Inc.                                    1,156,500     79,509      .47
Norfolk Southern Corp.                           3,935,000    303,979     1.79
Union Pacific Corp.                              3,050,000    199,394     1.17
                                                              582,882     3.43
Total Services                                              4,160,839    24.45

FINANCE

Banking (15.95%)
Banc One Corp.                                   5,900,000    199,125     1.17%
Bank of New York Co., Inc.                       6,800,000    285,600     1.68
BankAmerica Corp.                                2,275,000    130,813      .77
Bankers Trust New York Corp.                     1,925,000    122,719      .72
Barnett Banks, Inc.                                496,600     27,437      .16
Barnett Banks, Inc. $4.50 cumulative
    convertible preferred, Series A                100,000     10,500      .06
Chase Manhattan Corp.                            1,800,000    102,600      .60
Chemical Banking Corp.                           4,600,000    261,625     1.54
Comerica Inc.                                      950,000     31,944      .19
First Chicago Corp.                              1,825,000    123,872      .73
First Union Corp.                                2,625,000    130,266      .76
Fleet Financial Group, Inc.                      4,700,000    182,125     1.07
KeyCorp                                          1,000,000     33,750      .20
J.P. Morgan & Co. Inc.                           3,015,200    232,547     1.37
National City Corp.                              6,450,000    199,144     1.17
National City Corp. 8.00% cumulative
    convertible preferred                          100,000      7,375      .04
NationsBank Corp.                                2,400,000    157,800      .93
Norwest Corp.                                    2,900,000     85,550      .50
PNC Bank Corp.                                   5,100,000    133,875      .79
Signet Banking Corp.                               231,800      5,505      .03
SunTrust Banks, Inc.                             1,855,000    119,647      .70
Wachovia Corp.                                   2,970,000    131,051      .77
                                                            2,714,870    15.95

Financial Services (3.37%)
American Express Co.                             3,100,000    125,937      .74
Beneficial Corp.                                 2,000,000     98,000      .58
Federal National Mortgage Assn.                  1,400,000    146,825      .86
Household International, Inc.                    2,650,000    149,063      .88
Student Loan Marketing Assn.                       900,000     52,988      .31
                                                              572,813     3.37

Insurance (5.08%)
Aetna Life and Casualty Co.                      2,470,000    173,826     1.02
Allstate Corp.                                   6,625,000    243,469     1.43
American General Corp.                           4,025,000    132,322      .78
CIGNA Corp.                                      1,150,000    113,994      .67
Lincoln National Corp.                           2,600,000    116,025      .68
Marsh & McLennan Companies, Inc.                   285,000     23,334      .14
St. Paul Companies, Inc.                         1,210,000     61,407      .36
                                                               864,377    5.08
Total Finance                                                4,152,060   24.40

MULTI-INDUSTRY

Multi-Industry (2.14%)
AlliedSignal Inc.                                  800,000     34,000      .20%
Minnesota Mining and Manufacturing Co.           5,795,000    329,591     1.94
Total Multi-Industry                                          363,591     2.14

                                                 Principal
                                                   Amount
                                                   (000)
CONVERTIBLE DEBENTURES

Business & Public Services (.06%)
Browning-Ferris Industries, Inc. 6.25% 2012       $10,000       9,950      .06
Total Convertible Debentures                                    9,950      .06

MISCELLANEOUS

Stocks in initial period of acquisition                       174,985     1.03

TOTAL INVESTMENT SECURITIES
  (cost: $11,912,407,000)                                  16,379,865    96.25
Excess of United States Treasury bills,
  cash, and receivables over payables                         638,728     3.75
NET ASSETS                                                $17,018,593   100.00%


[FN]
<F1> Unaudited
<F2> Securities listed are common stocks unless otherwise indicated
[/FN]


See Notes to Financial Statements

Washington Mutual Investors Fund / 1995 Semi-Annual Report

Financial Statements

Statement of Assets and Liabilities
October 31, 1995

Unaudited                                            (dollars in thousands)

Assets:
Investment securities at market
   (cost: $11,912,407)                                          $16,379,865
United States Treasury bills
   (cost: $605,251)                                                 605,229

Cash                                                                    134
Receivables for-
   Sales of investments                               $27,219
   Sales of Fund's shares                              24,105
   Dividends and interest                              43,969        95,293
                                                                 17,080,521
Liabilities:

Payables for-
   Purchases of investments                            39,988
   Repurchases of Fund's shares                        10,018
   Management services                                  4,899
   Accrued expenses                                     7,023        61,928

Net Assets at October 31, 1995
Equivalent to $21.35 per share on
797,146,210 shares of $1 par value
capital stock outstanding (authorized
capital stock - 1,000,000,000 shares)                           $17,018,593

See Notes to Financial Statements


Statement of Operations
for the six months ended October 31, 1995

Unaudited                                            (dollars in thousands)

Investment Income:
Income:
   Dividends                                      $   283,602
   Interest                                            18,687   $   302,289
Expenses:
   Investment management fee                           16,588
   Business management fee                             10,491
   Distribution expenses                               16,962
   Transfer agent fee                                   6,260
   Reports to shareholders                                273
   Registration statement and prospectus                  199
   Postage, stationery and supplies                     1,587
   Directors' and Advisory Board fees                     183
   Auditing and legal fees                                 97
   Custodian fee                                          119
   Other expenses                                          59        52,818
Net investment income                                               249,471

Realized Gain and Unrealized
   Appreciation on Investments:
Net realized gain                                                   561,792
Net in unrealized appreciation
   on investments:
   Beginning of period                              3,129,816
   End of period                                    4,467,436
     Net unrealized appreciation
       on investments                                             1,337,620
   Net realized gain and unrealized
     appreciation on investments                                  1,899,412
Net Increase in Net Assets
   Resulting from Operations                                     $2,148,883

See Notes to Financial Statements

Washington Mutual Investors Fund / 1995 Semi-Annual Report

Statement of Changes in Net Assets

                                             Six Months Ended    Year Ended
(dollars in thousands)                   October 31, 1995<F1>April 30, 1995

Operations:
Net investment income                          $     249,471  $     468,176
Net realized gain on investments                     561,792        381,437
Net in unrealized appreciation
   on investments                                  1,337,620      1,242,019
   Net Increase in Net Assets
     Resulting from Operations                     2,148,883      2,091,632

Dividends and Distributions
   Paid to Shareholders:
Dividends from net investment income                (225,683)     (459,553)
Distributions from net realized gain
   on investments                                           -     (299,287)
   Total Dividends and Distributions                (225,683)     (758,840)

Capital Share Transactions:
Proceeds from shares sold:
   63,233,091 and 94,281,478
   shares, respectively                            1,287,154      1,668,041
Proceeds from shares issued in
   reinvestment of net investment income
   dividends and distributions of net
   realized gain on investments:
   10,124,586 and 40,423,865 shares,
   respectively                                      206,381        698,310
Cost of shares repurchased:
   40,573,318 and 95,400,583
   shares, respectively                             (823,923)   (1,678,501)
   Net Increase in Net Assets Resulting
     from Capital Share Transactions                 669,612        687,850

Total Increase in Net Assets                       2,592,812      2,020,642

Net Assets:
Beginning of period                               14,425,781     12,405,139
End of period (including undistributed
   net investment income: $77,217 and
   $53,429, respectively)                        $17,018,593    $14,425,781

[FN]
<F1>  Unaudited
[/FN]


See Notes to Financial Statements


Notes to Financial Statements<F1>

1. Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The following paragraphs summarize the significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

     Investment securities are stated at market value based upon closing sales prices reported on recognized securities exchanges on the last business day of the period or, for listed securities having no sales reported, upon last-reported bid prices on that date. Treasury bills with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices obtained from a major dealer in short-term securities. Treasury bills with 60 days or less to maturity are valued-
 at amortized cost, which approximates market value.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis. Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

     Pursuant to the custodian agreement, the Fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $119,000 included $69,000 that was paid by these credits rather than in cash.

2. It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of October 31, 1995, net unrealized appreciation on investments for book and federal income tax purposes aggregated $4,467,436,000, of which $4,532,543,000 related to appreciated securities and $65,107,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended October 31, 1995. The cost of portfolio securities for book and federal income tax purposes was $12,517,658,000 at October 31, 1995.

3. Officers of the Fund received no remuneration from the Fund in such capacities. Their remuneration was paid by Washington Management Corporation (WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. WMC, business manager of the Fund, was paid a fee of $10,491,000 for business management services. The business management agreement provides for monthly fees, accrued daily, based on an annual rate of 0.25% of the first $125 million of net assets; 0.175% of such assets in excess of $125 million but not exceeding $3 billion; 0.15% of such assets in excess of $3 billion but not exceeding $5 billion; 0.135% of such assets in excess of $5 billion but not exceeding $8 billion; 0.12% of such assets in excess of $8 billion but not exceeding $12 billion; and 0.095% of such assets in excess of $12 billion. Under this agreement all expenses chargeable to the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has informed the Fund that it has earned $308,000 on its retail sales of shares and under the distribution plan of the Fund but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Fund. All the officers of the Fund and four of its directors are affiliated with The Johnston-Lemon Group, Incorporated. Capital Research and Management Company, investment manager of the Fund, was paid a fee of $16,588,000 for investment management services. The investment advisory agreement provides for monthly fees, accrued daily, based on an annual rate of 0.25% of the first $125 million of net assets; 0.225% of such assets in excess of $125 million but not exceeding $3 billion; 0.21% of such assets in excess of $3 billion but not exceeding $8 billion; and 0.20% of such assets in excess of $8 billion.

     Pursuant to a Plan of Distribution, the Fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts and reimbursements to American Funds Distributors, Inc. (AFD), the principal underwriter of the Fund's shares, for its activities and expenses related to the sales of Fund shares or servicing of shareholder accounts. During the six months ended October 31, 1995, distribution expenses under the Plan were $16,962,000 including accrued expenses of $5,889,000.

     American Funds Service Company, the transfer agent for the Fund, was paid a fee of $6,260,000. AFD has informed the Fund that it has received $5,792,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the Fund's shares. Such sales charges are not an expense of the Fund and, hence, are not reflected in the accompanying statement of operations.

     Directors and Advisory Board members of the Fund who are unaffiliated with WMC may elect to defer part or all of the fees earned for such services. Amounts deferred are not funded and are general unsecured liabilities of the Fund. As of October 31, 1995, aggregate amounts deferred were $71,000.

4. As of October 31, 1995, accumulated undistributed net realized gain on investments was $870,218,000 and additional paid-in capital was $10,806,576,000.

The Fund made purchases and sales of investment securities, excluding short-term securities, of $2,463,601,000 and $1,892,361,000, respectively, during the six months ended October 31, 1995.

[FN]
<F1> Unaudited
[/FN]



Washington Mutual Investors Fund / 1995 Semi-Annual Report

Per-Share Data and Ratios

                         Six Months
                           Ended                    Year Ended April 30
                       10/31/95<F1>     1995     1994     1993     1992     1991
Net Asset Value,
 Beginning of Period         $18.87   $17.11   $17.59   $16.22   $15.02   $13.75
Income from Investment
 Operations:
 Net investment income          .32     .63      .59      .56      .56       .58
 Net realized and
  unrealized gain (loss)
  on investments               2.45    2.16     (.12)    1.55     1.50      1.37
  Total income from
   investment operations       2.77    2.79       .47     2.11     2.06     1.95
Less Distributions:
 Dividends from net
  investment income           (.29)    (.62)    (.56)    (.56)    (.56)    (.62)
 Distributions from net
  realized gains                  -    (.41)    (.39)    (.18)    (.30)    (.06)
  Total distributions         (.29)   (1.03)    (.95)    (.74)    (.86)    (.68)
Net Asset Value,
 End of Period               $21.35   $18.87   $17.11   $17.59   $16.22   $15.02

Total Return<F2>         14.76%<F3>   17.01%    2.55%   13.36%   14.24%   14.69%

Ratios/Supplemental Data:
 Net assets, end of
  period (in millions)      $17,019  $14,426  $12,405  $11,306   $8,896   $6,596
 Ratio of expenses to
  average net assets       .33%<F3>     .69%     .69%     .70%     .74%     .77%
 Ratio of net income to
  average net assets      1.58%<F3>    3.57%    3.29%    3.33%    3.58%    4.24%
 Portfolio turnover rate 12.45%<F3>   25.45%   23.86%   18.60%   10.36%   10.86%


[FN]
<F1> Unaudited
<F2> Does not take into account effect of sales charge, at a maximum rate of 5.75%. Total Return figures for 1991, 1992 and 1993 have been revised. Previously shown for these years were 14.71%, 14.27% and 13.38%, respectively.
<F3> Based on operations for the period shown and, accordingly, not representative of a full year's operations.
[/FN]

Board of Directors

Stephen Hartwell,
  Chairman
James H. Lemon, Jr.,
  Vice Chairman
Harry J. Lister,
  President
Cyrus A. Ansary
John A. Beck
James C. Miller III
Thomas J. Owen
Jean Head Sisco
T. Eugene Smith
Margita E. White
Stephen G. Yeonas

Directors Emeritus
Bernard J. Nees,
  Chairman Emeritus
Charles T. Akre
Nathan A. Baily
Frank M. Ewing

Advisory Board
Mary K. Bush
Daniel J. Callahan III
Vernon W. Holleman, Jr.
William B. Snyder
Leonard P. Steuart II
Robert F. Tardio
W. Reid Thompson

Other Officers
Howard L. Kitzmiller,
  Senior Vice President, Secretary
and Assistant Treasurer
Ralph S. Richard,
  Vice President and Treasurer
Lois A. Erhard,
  Assistant Vice President

For information about your account or any of the Fund's services, please contact your securities dealer or financial planner, or call the Fund's transfer agent, toll-free, at 800/421- 0180.


Washington Mutual Investors Fund / 1995 Semi-Annual Report

Office of the Fund
and of the Business Manager

Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC  20005-3585
202/842-5665

Investment Manager

Capital Research and
  Management Company
333 South Hope Street
Los Angeles, CA  90071-1443

135 South State College Boulevard
Brea, CA  92621-5804

Transfer Agent

American Funds Service Company

P.O. Box 2205
Brea, CA  92622-2205

P.O. Box 659522
San Antonio, TX  78265-9522

P.O. Box 6007
Indianapolis, IN  46206-6007

P.O. Box 2280
Norfolk, VA  23501-2280

Custodian

The Chase Manhattan Bank, N.A.
One Chase Manhattan Plaza
New York, NY 10081-0001

Counsel

Thompson, O'Donnell, Markham,
  Norton & Hannon
805 Fifteenth Street, NW
Washington, DC  20005-2216
Principal Underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA  90071-1462

This report is for the information of shareholders of Washington Mutual Investors Fund, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after December 31, 1995, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

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